Promotion and selling expenses	12 Months Ended
Dec. 31, 2020
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Promotion and selling expenses
10	Promotion and selling expenses

	2020	2019	2018
	RMB million	RMB million	RMB million
Ticket office expenses	2,935	3,299	3,173
Sales commissions	842	2,214	2,027
Computer reservation services	352	959	892
Advertising and promotion	121	314	217
Others	757	969	727

	5,007	7,755	7,036